Personnel expenses - Deferred variable compensation (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 period company
Share-based payment arrangement
Number of trading sessions	15
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Immediate payment percentage		40.00%
Deferred percentage		60.00%
Variable Remuneration or bonus deferral period		5 years
Number of days following the anniversaries of the initial date in which the deferred bonus will be paid	30 days
BPA coefficient, BPA growth greater than 25 percent	1
BPA coefficient, BPA growth less than 0 percent	0
Number of credit institutions included in reference group	35	17
RTA coefficient, RTA positon exceeding 66th percentile	1
RTA coefficient, RTA position less than percentile 33	0
Common equity tier 1 compliance target percentage	11.00%
Common equity tier 1 coefficient, if target percentage is met	1
Common equity tier 1 coefficient, if target percentage is not met	0
RoRWA coefficient, BPA growth greater than 20 percent	1
RoRWA coefficient, BPA growth less 10 percent	0
Number of trading sessions	15	15
EPS coefficient - greater than 25 percent	1
EPS coefficient - less than 0 percent	0
Credit entities	17
TSR Coefficient, TSR position exceeding 66th Percentile	1
TSR Coefficient, smaller than Percentile 33	0
CET1 coefficient - greater than 11.3 percent	1
CET1 coefficient - less than 11 percent	0
Deferred variable compensation plan linked to multiannual objectives | Minimum
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
BPA coefficient, BPA growth between 0 and 25 percent	0
RTA coefficient, RTA position between 33rd and 66th percentiles	0
RoRWA coefficient, BPA growth between 10 and 20 percent	0.5
EPS coefficient - between 0 and 25 percent	0
TSR Coefficient, between 33rd and 66th Percentile	0
CET1 coefficient - between 11 and 11.3 percent	0.5
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
BPA coefficient, BPA growth between 0 and 25 percent	1
RTA coefficient, RTA position between 33rd and 66th percentiles	1
RoRWA coefficient, BPA growth between 10 and 20 percent	1
EPS coefficient - between 0 and 25 percent	1
TSR Coefficient, between 33rd and 66th Percentile	1
CET1 coefficient - between 11 and 11.3 percent	1
Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount
Share-based payment arrangement
Variable remuneration | €	€ 2.7
Executive Directors And Members Of Identified Staff With Total Variable Remuneration Specified Amount | Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount | Minimum
Share-based payment arrangement
Variable remuneration | €	€ 1.7
Percentage of country heads of countries that represent Group's economic capital	1.00%
Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount | Maximum
Share-based payment arrangement
Variable remuneration | €	€ 2.7
Division Managers Country Heads Other Executives And Identified Staff With Total Variable Remuneration Specified Amount | Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Variable Remuneration or bonus deferral period	5 years
Other Beneficiaries | Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Variable Remuneration or bonus deferral period	3 years